SUPPLEMENT DATED JANUARY 4, 2012
TO THE PROSPECTUS FOR PACIFIC SELECT FUND CLASS I AND P SHARES DATED MAY 1, 2011
Effective January 1, 2012, this supplement revises the Pacific Select Fund (Fund) Class I and P Shares prospectus dated May 1, 2011 (Prospectus). This supplement must be preceded or accompanied by the Prospectus. Remember to review the Prospectus for other important information.
The Growth Fund, Growth-Income Fund and Asset Allocation Fund, all series of American Funds Insurance Series®, a registered open-end investment company (each a Master Fund), are subject to an additional 0.01% fee payable to Capital Research and Management Company, the investment adviser to each Master Fund, for administrative services it and its affiliates provide to each Master Fund. Because the American Funds® Growth Portfolio, American Funds® Growth-Income Portfolio and American Funds® Asset Allocation Portfolio (each a portfolio), all series of the Fund, each invest all of their assets in the corresponding Master Fund and thereby include such Master Fund’s fees and expenses as part of their own annual fund operating expenses, each portfolio’s fee table is revised to reflect a 0.01% increase in “Other expenses” to account for the 0.01% increase in the administrative services fee assessed by the corresponding Master Fund.
Accordingly, the Annual fund operating expenses table and Examples table in the Fees and expenses subsection for each portfolio are hereby replaced with the following:

American Funds Growth Portfolio
American Funds® Growth Portfolio
Annual Fund Operating Expenses		American Funds Growth Portfolio	American Funds Growth Portfolio Class I	American Funds Growth Portfolio Class P
Operating Expenses Caption [Text]	[1]	Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Management fees			1.07%	1.07%
Service fee			0.20%	none
Other expenses			0.05%	0.05%
Total annual operating expenses			1.32%	1.12%
Less fee waiver	[2]		(0.34%)	(0.34%)
Total annual operating expenses after fee waiver			0.98%	0.78%
[1]	The table and Examples reflect the expenses of both the portfolio and the Master Growth Fund. The expenses have been restated to reflect current fees.
[2]	The investment adviser of this portfolio has contractually agreed to waive a portion of its advisory fee so that its advisory fee does not exceed an annual rate of 0.41% through April 30, 2012. The agreement will terminate: (i) if the investment advisory agreement is terminated, (ii) upon ninety days' prior written notice by the Fund, or (iii) if the portfolio no longer invests substantially all of its assets in the Master Growth Fund.

Your expenses (in dollars) if you sell/redeem all of your shares at the end of each period
Expense Example American Funds Growth Portfolio (USD $)	Class I	Class P
1 year	100	80
3 years	385	322
5 years	691	584
10 years	1,561	1,333

American Funds Growth-Income Portfolio
American Funds® Growth-Income Portfolio
Annual Fund Operating Expenses		American Funds Growth-Income Portfolio	American Funds Growth-Income Portfolio Class I	American Funds Growth-Income Portfolio Class P
Operating Expenses Caption [Text]	[1]	Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Management fees			1.01%	1.01%
Service fee			0.20%	none
Other expenses			0.05%	0.05%
Total annual operating expenses			1.26%	1.06%
Less fee waiver	[2]		(0.34%)	(0.34%)
Total annual operating expenses after fee waiver			0.92%	0.72%
[1]	The table and Examples reflect the expenses of both the portfolio and the Master Growth-Income Fund. The expenses have been restated to reflect current fees.
[2]	The investment adviser of this portfolio has contractually agreed to waive a portion of its advisory fee so that its advisory fee does not exceed an annual rate of 0.41% through April 30, 2012. The agreement will terminate: (i) if the investment advisory agreement is terminated, (ii) upon ninety days' prior written notice by the Fund, or (iii) if the portfolio no longer invests substantially all of its assets in the Master Growth-Income Fund.

Your expenses (in dollars) if you sell/redeem all of your shares at the end of each period
Expense Example American Funds Growth-Income Portfolio (USD $)	Class I	Class P
1 year	94	74
3 years	366	303
5 years	659	552
10 years	1,493	1,263

American Funds Asset Allocation Portfolio
American Funds ® Asset Allocation Portfolio
Annual Fund Operating Expenses		American Funds Asset Allocation Portfolio	American Funds Asset Allocation Portfolio Class I
Operating Expenses Caption [Text]	[1]	Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Management fees			1.05%
Service fee			0.20%
Other expenses			0.05%
Total annual operating expenses			1.30%
Less fee waiver	[2]		(0.34%)
Total annual operating expenses after fee waiver			0.96%
[1]	The table and Examples reflect the expenses of both the portfolio and the Master Asset Allocation Fund. The expenses have been restated to reflect current fees.
[2]	The investment adviser of this portfolio has contractually agreed to waive a portion of its advisory fee so that its advisory fee does not exceed an annual rate of 0.41% through April 30, 2012. The agreement will terminate: (i) if the investment advisory agreement is terminated, (ii) upon ninety days' prior written notice by the Fund, or (iii) if the portfolio no longer invests substantially all of its assets in the Master Asset Allocation Fund.

Your expenses (in dollars) if you sell/redeem all of your shares at the end of each period
Expense Example (USD $)	American Funds Asset Allocation Portfolio Class I
1 year	98
3 years	379
5 years	680
10 years	1,538

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	Other
Document Period End Date	dei_DocumentPeriodEndDate	Dec 31, 2010
Registrant Name	dei_EntityRegistrantName	PACIFIC SELECT FUND
Central Index Key	dei_EntityCentralIndexKey	0000813900
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Jan 4, 2012
Document Effective Date	dei_DocumentEffectiveDate	Jan 4, 2012
Prospectus Date	rr_ProspectusDate	May 1, 2011
Supplement [Text Block]	psf813900_SupplementTextBlock
SUPPLEMENT DATED JANUARY 4, 2012
TO THE PROSPECTUS FOR PACIFIC SELECT FUND CLASS I AND P SHARES DATED MAY 1, 2011
Effective January 1, 2012, this supplement revises the Pacific Select Fund (Fund) Class I and P Shares prospectus dated May 1, 2011 (Prospectus). This supplement must be preceded or accompanied by the Prospectus. Remember to review the Prospectus for other important information.
The Growth Fund, Growth-Income Fund and Asset Allocation Fund, all series of American Funds Insurance Series®, a registered open-end investment company (each a Master Fund), are subject to an additional 0.01% fee payable to Capital Research and Management Company, the investment adviser to each Master Fund, for administrative services it and its affiliates provide to each Master Fund. Because the American Funds® Growth Portfolio, American Funds® Growth-Income Portfolio and American Funds® Asset Allocation Portfolio (each a portfolio), all series of the Fund, each invest all of their assets in the corresponding Master Fund and thereby include such Master Fund’s fees and expenses as part of their own annual fund operating expenses, each portfolio’s fee table is revised to reflect a 0.01% increase in “Other expenses” to account for the 0.01% increase in the administrative services fee assessed by the corresponding Master Fund.
Accordingly, the Annual fund operating expenses table and Examples table in the Fees and expenses subsection for each portfolio are hereby replaced with the following:

American Funds Growth Portfolio
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	American Funds® Growth Portfolio
Annual fund operating expenses	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)	[1]
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	The table and Examples reflect the expenses of both the portfolio and the Master Growth Fund. The expenses have been restated to reflect current fees.
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	April 30, 2012
Examples	rr_ExpenseExampleAbstract
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Your expenses (in dollars) if you sell/redeem all of your shares at the end of each period
American Funds Growth Portfolio | Class I
Annual fund operating expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class I
Management fees	rr_ManagementFeesOverAssets	1.07%
Service fee	rr_DistributionAndService12b1FeesOverAssets	0.20%
Other expenses	rr_OtherExpensesOverAssets	0.05%
Total annual operating expenses	rr_ExpensesOverAssets	1.32%
Less fee waiver	rr_FeeWaiverOrReimbursementOverAssets	(0.34%)	[2]
Total annual operating expenses after fee waiver	rr_NetExpensesOverAssets	0.98%
Examples	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class I
1 year	rr_ExpenseExampleYear01	100
3 years	rr_ExpenseExampleYear03	385
5 years	rr_ExpenseExampleYear05	691
10 years	rr_ExpenseExampleYear10	1,561
American Funds Growth Portfolio | Class P
Annual fund operating expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class P
Management fees	rr_ManagementFeesOverAssets	1.07%
Service fee	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.05%
Total annual operating expenses	rr_ExpensesOverAssets	1.12%
Less fee waiver	rr_FeeWaiverOrReimbursementOverAssets	(0.34%)	[2]
Total annual operating expenses after fee waiver	rr_NetExpensesOverAssets	0.78%
Examples	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class P
1 year	rr_ExpenseExampleYear01	80
3 years	rr_ExpenseExampleYear03	322
5 years	rr_ExpenseExampleYear05	584
10 years	rr_ExpenseExampleYear10	1,333
American Funds Growth-Income Portfolio
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	American Funds® Growth-Income Portfolio
Annual fund operating expenses	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)	[3]
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	The table and Examples reflect the expenses of both the portfolio and the Master Growth-Income Fund. The expenses have been restated to reflect current fees.
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	April 30, 2012
Examples	rr_ExpenseExampleAbstract
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Your expenses (in dollars) if you sell/redeem all of your shares at the end of each period
American Funds Growth-Income Portfolio | Class I
Annual fund operating expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class I
Management fees	rr_ManagementFeesOverAssets	1.01%
Service fee	rr_DistributionAndService12b1FeesOverAssets	0.20%
Other expenses	rr_OtherExpensesOverAssets	0.05%
Total annual operating expenses	rr_ExpensesOverAssets	1.26%
Less fee waiver	rr_FeeWaiverOrReimbursementOverAssets	(0.34%)	[4]
Total annual operating expenses after fee waiver	rr_NetExpensesOverAssets	0.92%
Examples	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class I
1 year	rr_ExpenseExampleYear01	94
3 years	rr_ExpenseExampleYear03	366
5 years	rr_ExpenseExampleYear05	659
10 years	rr_ExpenseExampleYear10	1,493
American Funds Growth-Income Portfolio | Class P
Annual fund operating expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class P
Management fees	rr_ManagementFeesOverAssets	1.01%
Service fee	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.05%
Total annual operating expenses	rr_ExpensesOverAssets	1.06%
Less fee waiver	rr_FeeWaiverOrReimbursementOverAssets	(0.34%)	[4]
Total annual operating expenses after fee waiver	rr_NetExpensesOverAssets	0.72%
Examples	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class P
1 year	rr_ExpenseExampleYear01	74
3 years	rr_ExpenseExampleYear03	303
5 years	rr_ExpenseExampleYear05	552
10 years	rr_ExpenseExampleYear10	1,263
American Funds Asset Allocation Portfolio
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	American Funds ® Asset Allocation Portfolio
Annual fund operating expenses	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)	[5]
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	The table and Examples reflect the expenses of both the portfolio and the Master Asset Allocation Fund. The expenses have been restated to reflect current fees.
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	April 30, 2012
Examples	rr_ExpenseExampleAbstract
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Your expenses (in dollars) if you sell/redeem all of your shares at the end of each period
American Funds Asset Allocation Portfolio | Class I
Annual fund operating expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class I
Management fees	rr_ManagementFeesOverAssets	1.05%
Service fee	rr_DistributionAndService12b1FeesOverAssets	0.20%
Other expenses	rr_OtherExpensesOverAssets	0.05%
Total annual operating expenses	rr_ExpensesOverAssets	1.30%
Less fee waiver	rr_FeeWaiverOrReimbursementOverAssets	(0.34%)	[6]
Total annual operating expenses after fee waiver	rr_NetExpensesOverAssets	0.96%
Examples	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class I
1 year	rr_ExpenseExampleYear01	98
3 years	rr_ExpenseExampleYear03	379
5 years	rr_ExpenseExampleYear05	680
10 years	rr_ExpenseExampleYear10	1,538

[1]	The table and Examples reflect the expenses of both the portfolio and the Master Growth Fund. The expenses have been restated to reflect current fees.
[2]	The investment adviser of this portfolio has contractually agreed to waive a portion of its advisory fee so that its advisory fee does not exceed an annual rate of 0.41% through April 30, 2012. The agreement will terminate: (i) if the investment advisory agreement is terminated, (ii) upon ninety days' prior written notice by the Fund, or (iii) if the portfolio no longer invests substantially all of its assets in the Master Growth Fund.
[3]	The table and Examples reflect the expenses of both the portfolio and the Master Growth-Income Fund. The expenses have been restated to reflect current fees.
[4]	The investment adviser of this portfolio has contractually agreed to waive a portion of its advisory fee so that its advisory fee does not exceed an annual rate of 0.41% through April 30, 2012. The agreement will terminate: (i) if the investment advisory agreement is terminated, (ii) upon ninety days' prior written notice by the Fund, or (iii) if the portfolio no longer invests substantially all of its assets in the Master Growth-Income Fund.
[5]	The table and Examples reflect the expenses of both the portfolio and the Master Asset Allocation Fund. The expenses have been restated to reflect current fees.
[6]	The investment adviser of this portfolio has contractually agreed to waive a portion of its advisory fee so that its advisory fee does not exceed an annual rate of 0.41% through April 30, 2012. The agreement will terminate: (i) if the investment advisory agreement is terminated, (ii) upon ninety days' prior written notice by the Fund, or (iii) if the portfolio no longer invests substantially all of its assets in the Master Asset Allocation Fund.